Condensed Statements of Operations - USD ($)	1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2020		Mar. 31, 2022	Mar. 26, 2022	Mar. 31, 2021	Mar. 27, 2021	Mar. 26, 2022	Mar. 27, 2021	Dec. 31, 2021	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019
Loss from operations				$ (29,961,000)		$ (26,925,000)	$ (53,036,000)	$ (53,111,000)		$ (122,381,000)	$ (110,377,000)	$ (105,793,000)
Income from investments held in Trust Account			$ 26,603		$ 1,069				$ 16,430
Net loss	$ (18,846)		(2,303,304)		(523,923)		$ (52,956,000)	$ (53,058,000)	(6,475,753)	$ (122,314,000)	$ (109,521,000)	$ (104,361,000)
Basic and diluted weighted average shares outstanding				6,872,944		6,426,203	6,682,894	6,426,203		6,426,203	6,426,203	6,426,203
Basic and diluted net loss per ordinary share				$ (5.61)		$ (5.46)	$ (10.51)	$ (10.82)		$ (24.16)	$ (21.64)	$ (20.16)
Revenues [Abstract]
Revenue				$ 96,284,000		$ 23,177,000	$ 173,348,000	$ 28,719,000		$ 251,913,000	$ 92,086,000	$ 100,123,000
Cost of Revenue [Abstract]
Cost of revenue				79,378,000		19,681,000	141,974,000	25,787,000		241,466,000	111,016,000	120,087,000
Gross profit (loss)				16,906,000		3,496,000	31,374,000	2,932,000		10,447,000	(18,930,000)	(19,964,000)
Operating Expenses [Abstract]
Research and development expenses				23,355,000		17,090,000	45,539,000	31,543,000		73,386,000	55,861,000	49,092,000
Selling, general, and administrative expenses				23,512,000		13,331,000	38,871,000	24,500,000		59,442,000	35,586,000	36,737,000
Total operating expenses				46,867,000		30,421,000	84,410,000	56,043,000		132,828,000	91,447,000	85,829,000
Other income, net				58,000		70,000	80,000	53,000		67,000	809,000	1,432,000
Loss before income tax				(29,903,000)		(26,855,000)	(52,956,000)	(53,058,000)		(122,314,000)	(109,568,000)	(104,361,000)
Income tax benefit				0		0	0	0		0	47,000	0
Net loss				(29,903,000)		(26,855,000)	(52,956,000)	(53,058,000)		(122,314,000)	(109,521,000)	(104,361,000)
Returns on redeemable Preferred Units				(8,641,000)		(8,230,000)	(17,282,000)	(16,459,000)		(32,919,000)	(29,565,000)	(25,181,000)
Loss attributable to Class A Units and Class C Units				$ (38,544,000)		$ (35,085,000)	$ (70,238,000)	$ (69,517,000)		$ (155,233,000)	$ (139,086,000)	$ (129,542,000)
Loss per unit attributable to Class A Units and Class C Units, basic and diluted				$ (5.61)		$ (5.46)	$ (10.51)	$ (10.82)		$ (24.16)	$ (21.64)	$ (20.16)
Weighted average units used in computing loss per unit attributable to Class A Units and Class C Units, basic and diluted				6,872,944		6,426,203	6,682,894	6,426,203		6,426,203	6,426,203	6,426,203
SVF INVESTMENT CORP. 3 [Member]
General and administrative expenses	18,846		2,299,907		508,266				6,392,183
General and administrative expenses—related party			30,000		16,726				100,000
Loss from operations	(18,846)		(2,329,907)		(524,992)				(6,492,183)
Income from investments held in Trust Account			26,603		1,069				16,430
Net loss	$ (18,846)		$ (2,303,304)		$ (523,923)				(6,475,753)
Systems
Revenues [Abstract]
Revenue				$ 89,572,000		$ 16,760,000	$ 160,794,000	$ 16,760,000		$ 227,563,000	$ 70,818,000	$ 80,462,000
Cost of Revenue [Abstract]
Cost of revenue				71,975,000		13,060,000	128,460,000	13,096,000		216,577,000	79,252,000	92,184,000
Software subscriptions
Revenues [Abstract]
Revenue				965,000		920,000	1,940,000	1,544,000		4,009,000	2,614,000	2,348,000
Cost of Revenue [Abstract]
Cost of revenue				1,145,000		765,000	1,955,000	1,556,000		2,962,000	3,681,000	4,142,000
Operation services
Revenues [Abstract]
Revenue				5,747,000		5,497,000	10,614,000	10,415,000		20,341,000	18,654,000	17,313,000
Cost of Revenue [Abstract]
Cost of revenue				$ 6,258,000		$ 5,856,000	$ 11,559,000	$ 11,135,000		$ 21,927,000	$ 28,083,000	$ 23,761,000
Class A ordinary shares subject to possible redemption [Member] | SVF INVESTMENT CORP. 3 [Member]
Net loss									$ (4,856,235)
Basic and diluted weighted average shares outstanding	0		32,000,000		7,466,667				25,950,685
Basic and diluted net loss per ordinary share			$ (0.06)		$ (0.04)				$ (0.19)
Operating Expenses [Abstract]
Loss per unit attributable to Class A Units and Class C Units, basic and diluted			$ (0.06)		$ (0.04)				$ (0.19)
Weighted average units used in computing loss per unit attributable to Class A Units and Class C Units, basic and diluted	0		32,000,000		7,466,667				25,950,685
Non-redeemable ordinary shares [Member] | SVF INVESTMENT CORP. 3 [Member]
Net loss	$ (18,846)								$ (1,619,518)
Basic and diluted weighted average shares outstanding	7,000,000	[1]	9,040,000		7,476,000				8,654,356
Basic and diluted net loss per ordinary share	$ 0		$ (0.06)		$ (0.04)				$ (0.19)
Operating Expenses [Abstract]
Loss per unit attributable to Class A Units and Class C Units, basic and diluted	$ 0		$ (0.06)		$ (0.04)				$ (0.19)
Weighted average units used in computing loss per unit attributable to Class A Units and Class C Units, basic and diluted	7,000,000	[1]	9,040,000		7,476,000				8,654,356

[1]	This number excludes an aggregate of up to 1,000,000 Class B ordinary shares (other than the founder shares transferred to the two independent directors) subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 5)